Risk management - Cash flow hedge for future exports - Movement in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk management
Opening balance	$ (135,748)	$ (374,079)	$ 159,295
Exchange difference	(201,967)	(35,607)	(704,871)
Reclassification to profit or loss	193,374	386,773	(128,404)
Ineffectiveness	9,779	5,173	35,617
Deferred income tax	(1,908)	(118,008)	264,284
Closing balance	$ (136,470)	$ (135,748)	$ (374,079)